Fair Value Measurements - Roll-forward of fair values of liabilities (Details) - Convertible debt - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 5,829,292	$ 21,842,931
Fair value adjustments	(9,317)	(9,877,857)
Accrued interest	46,315	660,408
Fair value, ending balance	0	5,829,292
Convertible Bridge Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of convertible debt	0	25,000
Junior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Conversion of debt into equity	0	(6,291,288)
Bridge Notes to Series A Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Conversion of debt into equity	$ (5,866,290)	$ (529,902)